FINANCIAL INSTRUMENTS (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 18, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets		$ 18,502	$ 17,423	$ 10,138
Unobservable inputs description		the risk-free rate for 10-year debentures issued by the government in the relevant market
Increase of available cash and cash equivalents		$ (2,119)	$ (426)	$ (3,287)
Percentage of future principal and interest cash flows by market interest rate			7.064%
Amount of measurement of future principal and interest cash flows by market interest rate			$ 97,291
VIDAA
Disclosure of detailed information about financial instruments [line items]
Investments in subsidiaries reported in separate financial statements	$ 25,000
Proportion of ownership interest in subsidiary	2.50%
Market risk | Australia, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		6,911
Market risk | Israel, New Shekels
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		2,864
Market risk | Euro Member Countries, Euro
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		642
Market risk | Singapore, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		2,795
Market risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		4,345
Market risk | United Kingdom, Pounds
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		1,938
Market risk | Japan, Yen
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		373
Market risk | Other currencies
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic		$ 729
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Percentage increase In interest rate		5.00%	5.00%
Decrease in shareholders’ equity due increase in interest rate		$ 5,200	$ 3,700
Increase of available cash and cash equivalents			2,800
Net effect of cash and cash equivalents			900
Leases, trade, and other payables
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability		272,289	332,782
Leases, trade, and other payables | Less than one year (0-1)
Disclosure of detailed information about financial instruments [line items]
Contractual obligation of financial liability		$ 249,432	$ 201,955
Buyer 1 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables		19.10%	16.20%
Buyer 2 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables		12.10%	16.50%
Buyer 3 | Trade Receivable
Disclosure of detailed information about financial instruments [line items]
Buyer's percentage out of the total trade receivables		11.20%